SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2026
SEGMENT INFORMATION
SEGMENT INFORMATION

14.  SEGMENT INFORMATION

As a result of the circumstances described in Note 6, discontinued operations have been excluded from segment information for the current period, and comparative figures have been recast accordingly.

The Group is organized into three main operating segments:

Seed and integrated products

The seed and integrated products segment focuses mainly on the development and commercialization of seed technologies and products that increase yield per hectare, with a focus on the provision of seed technologies integrated with crop protection and crop nutrition products designed to control weeds, insects or diseases, to increase their quality characteristics, to improve nutritional value and other benefits. The segment focuses on the commercialization of integrated products that combine three complementary components biotechnological events, germplasm and seed treatments—in order to increase crop productivity and create value for customers. While each component can increase yield independently, through an integrated technology strategy the segment offers products that complement and integrate with each other to generate higher yields in crops.

Currently the segment generates revenue from ordinary activities through the sale of seeds, integrated product packs, royalties and licenses charged to third parties, among others.

Crop protection

The crop protection segment mainly includes the development, production and marketing of high-tech adjuvants and a full range of pest control molecules and biocontrol products. Adjuvants are used in mixtures to facilitate the application and effectiveness of active ingredients, such as insecticides, leading to better performance, reduced usage rates and lower residue levels Insecticides and fungicides are applied to control pests and significantly reduce disease during the germination period.

The segment currently generates revenue from ordinary activities through the sale of adjuvants, insecticides, fungicides and baits, among others.

Crop nutrition

The crop nutrition segment focuses mainly on the development, production and commercialization of inoculants that allow the biological fixation of nitrogen in the crops, and of fertilizers including biofertilizers and microgranulated fertilizers that optimize the productivity and yield of the crops.

Currently the segment generates income from ordinary activities through the sale of inoculants, bio-inductors, biological fertilizers and microgranulated fertilizers, among others.

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the Consolidated financial statements. Revenue generated by products and services exchanged between segments and entities within the Group are calculated based on market prices.

The following tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2026	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	36,276,603	123,666,954	75,278,878	235,222,435
Royalties	933,157	—	—	933,157
Right of use licenses	—	—	1,679,733	1,679,733
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	—	—	441,141
Total	37,650,901	123,666,954	76,958,611	238,276,466

Cost of sales	(20,248,672)	(81,629,845)	(53,216,919)	(155,095,436)
Gross profit per segment	17,402,229	42,037,109	23,741,692	83,181,030
% Gross margin	46%	34%	31%	35%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	60,677,484	146,661,845	65,476,040	272,815,369
Royalties	1,414,864	—	—	1,414,864
Right of use licenses	—	—	13,430,824	13,430,824
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	—	—	1,764,863
Total	63,857,211	146,661,845	78,906,864	289,425,920

Cost of sales	(44,733,220)	(96,930,752)	(42,721,020)	(184,384,992)
Gross profit per segment	19,123,991	49,731,093	36,185,844	105,040,928
% Gross margin	30%	34%	46%	36%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	94,457,404	198,232,709	106,473,979	399,164,092
Royalties	986,602	—	—	986,602
Right of use licenses	1,000,000	—	19,287,845	20,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	—	—	(45,746)
Total	96,398,260	198,232,709	125,761,824	420,392,793

Cost of sales	(65,942,370)	(134,549,703)	(62,543,546)	(263,035,619)
Gross profit per segment	30,455,890	63,683,006	63,218,278	157,357,174
% Gross margin	32%	32%	50%	37%

Since the year ended June 30, 2025, changes in the net realizable value of agricultural products after harvest have been excluded from segment information since those results depend on market fluctuations which are beyond the Group’s operating control. The Group has recast the comparative figures accordingly.

Revenue by similar group of products or services

	06/30/2026	06/30/2025	06/30/2024
Seed and integrated products	37,209,760	62,092,348	96,444,006
Seed Treatments Packs	29,467,900	30,383,718	29,992,052
Seeds & HB4 Program	7,741,860	31,708,630	66,451,954

Crop protection	123,666,954	146,661,845	198,232,709
Adjuvants	47,052,883	56,028,936	56,634,128
Seed CP Products and Services	21,959,743	28,890,840	34,877,911
Other CP Products and Services	53,941,110	61,742,069	106,720,670
Bioprotection	713,218	—	—

Crop nutrition	76,958,611	78,906,864	125,761,824
Inoculants & Biofertilizers	11,126,281	22,445,093	21,943,467
Micro-beaded Fertilizers	60,713,874	56,461,771	88,158,727
Biostimulants	5,118,456	—	—
Syngenta up-front fee	—	—	15,659,630

Total revenues	237,835,325	287,661,057	420,438,539

Geographical information

	06/30/2026	06/30/2025	06/30/2024
Argentina	200,549,303	232,034,876	351,778,631
Brazil	9,917,166	14,861,671	13,671,110
LATAM	14,840,808	18,581,425	21,590,901
ROW	12,528,048	22,183,085	33,397,897
Total revenues	237,835,325	287,661,057	420,438,539

Non-current assets	06/30/2026	06/30/2025
Argentina	127,926,334	142,743,386
Brazil	6,825,688	7,448,724
LATAM	676,187	856,329
North America	5,844,868	185,817,356
EMEA	—	537,302
ROW	22,588,201	30,508,800
Total non-current assets	163,861,278	367,911,897

Property, plant and equipment	60,655,861	74,575,386
Intangible assets	74,655,056	181,173,079
Goodwill	28,550,361	112,163,432
Total reportable assets	163,861,278	367,911,897
Total non-reportable assets	284,366,934	395,733,183
Total assets	448,228,212	763,645,080

Beginning in the prior year, geographical information has been presented by principal countries and regions. LATAM represents Latin American countries, excluding Argentina and Brazil, which are disclosed separately. ROW (Rest of the World) includes all remaining countries not otherwise classified. Comparative figures have been recast accordingly to conform to the current presentation.